Schedule of major venders (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales		$ 14,275,131	$ 12,478,350
Trade payables		411,066	471,266
Vendor A [Member]
IfrsStatementLineItems [Line Items]
Cost of sales	[1]
Percentage of cost of sales	[1]
Trade payables			$ 158,769

[1]	represent percentage less than 10%